OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES
7.	OTHER RECEIVABLES

Other receivables as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Advances to staff	$254,229	$18,916
Loan advanced to unrelated third parties	2,198,359	106,060
Standby guarantee fund	-	213,876
Warrant consideration receivable	-	1,352,180
Others	398,013	377,050
	$2,850,601	$2,068,082

Non-current portion (a)	$3,499,083	$-

Other receivables represent advances to staff and petty cash to department staff for daily expenditures. These amounts are interest free and with no fixed repayment terms.

As of December 31, 2011, $2,198,359 represented loans to unrelated third parties. There were no agreement signed with the third parties and the funds are non-interest bearing. The directors of the Group believe the outstanding balance is recoverable and that no allowance is considered necessary.

As of December 31, 2011, no cash was retained by the Company's warrant agent. $1,352,180 cash was retained by the Company’s warrant agent for 270,436 warrants exercised as of December 31, 2010.

(a)	As of December 31, 2011, $3,499,083 represented funds held by unrelated third parties to provide a standby guarantee for Henan Green to obtain additional bank loans. There was no agreement signed with the third parties and the funds are non-interest bearing. During 2012, additional $3.2M were advanced and $3.7M was repaid and the outstanding balance was $3,007,301 at March 31, 2012.